The Authorization of the Consolidated Financial Statements	6 Months Ended
Jun. 30, 2024
The Authorization of the Consolidated Financial Statements [Abstract]
The authorization of the consolidated financial statements	2. The authorization of the consolidated financial statements The accompanying consolidated financial statements were authorized for issuance by the Audit Committee on September 30, 2024.